Dividend	3 Months Ended
Mar. 31, 2012
Dividend [Abstract]
Dividend

(6)   Dividend

On January 11, 2012, the Board of Directors declared a semi-annual $1.50 per share dividend on common stock to shareholders of record on January 21, 2012. The dividend was paid on February 1, 2012.